Shareholder Report	12 Months Ended
Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JOHN HANCOCK FUNDS II
Entity Central Index Key	0001331971
Document Period End Date	Jul. 31, 2024
C000100841 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class A
Trading Symbol	JFCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class A/JFCAX)	$127	1.13%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class A/JFCAX) returned 24.58% (excluding sales charges) for the year ended July 31, 2024. The U.S. economy’s resilience, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel the market and fund’s gain.

TOP PERFORMANCE CONTRIBUTORS
The information technology sector was among the strongest performers in the portfolio in the annual period | A sizable stake in semiconductor company NVIDIA Corp., a leader in AI, surged, boosting the fund’s result.
The financials sector also stood out to the upside | An allocation to private equity company KKR & Co., Inc., which rallied sharply, notably aided fund performance.
The consumer discretionary sector further boosted the fund’s result | A sizable position in e-commerce leader Amazon.com, Inc. posted a steep gain.

TOP PERFORMANCE DETRACTORS
Consumer staples stocks generated a weak return in the fund | Of note was a position in natural foods and organic personal products company Hain Celestial Group, Inc., which plunged during the period.
Certain consumer discretionary stocks notably detracted from performance | They included recreational vehicle company Polaris, Inc. and luxury winter clothing company Canada Goose Holdings, Inc., each of which fell sharply.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class A/JFCAX)	18.33%	15.32%	12.77%
Fundamental All Cap Core Fund (Class A/JFCAX)—excluding sales charge	24.58%	16.50%	13.34%
Russell 3000 Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 540,770,122
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,425,688
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$540,770,122
Total number of portfolio holdings	49
Total advisory fees paid (net)	$2,425,688
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

Sector Composition
Information technology	26.2%
Consumer discretionary	22.3%
Financials	15.9%
Communication services	9.7%
Health care	7.1%
Industrials	6.1%
Energy	4.9%
Real estate	3.5%
Consumer staples	1.4%
Materials	1.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

C000100842 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class C
Trading Symbol	JFCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class C/JFCCX)	$205	1.83%

Expenses Paid, Amount	$ 205
Expense Ratio, Percent	1.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class C/JFCCX) returned 23.70% (excluding sales charges) for the year ended July 31, 2024. The U.S. economy’s resilience, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel the market and fund’s gain.

TOP PERFORMANCE CONTRIBUTORS
The information technology sector was among the strongest performers in the portfolio in the annual period | A sizable stake in semiconductor company NVIDIA Corp., a leader in AI, surged, boosting the fund’s result.
The financials sector also stood out to the upside | An allocation to private equity company KKR & Co., Inc., which rallied sharply, notably aided fund performance.
The consumer discretionary sector further boosted the fund’s result | A sizable position in e-commerce leader Amazon.com, Inc. posted a steep gain.

TOP PERFORMANCE DETRACTORS
Consumer staples stocks generated a weak return in the fund | Of note was a position in natural foods and organic personal products company Hain Celestial Group, Inc., which plunged during the period.
Certain consumer discretionary stocks notably detracted from performance | They included recreational vehicle company Polaris, Inc. and luxury winter clothing company Canada Goose Holdings, Inc., each of which fell sharply.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class C/JFCCX)	22.70%	15.69%	12.56%
Fundamental All Cap Core Fund (Class C/JFCCX)—excluding sales charge	23.70%	15.69%	12.56%
Russell 3000 Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 540,770,122
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,425,688
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$540,770,122
Total number of portfolio holdings	49
Total advisory fees paid (net)	$2,425,688
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

Sector Composition
Information technology	26.2%
Consumer discretionary	22.3%
Financials	15.9%
Communication services	9.7%
Health care	7.1%
Industrials	6.1%
Energy	4.9%
Real estate	3.5%
Consumer staples	1.4%
Materials	1.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

C000100843 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class I
Trading Symbol	JFCIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class I/JFCIX)	$93	0.83%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class I/JFCIX) returned 24.95% for the year ended July 31, 2024. The U.S. economy’s resilience, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel the market and fund’s gain.

TOP PERFORMANCE CONTRIBUTORS
The information technology sector was among the strongest performers in the portfolio in the annual period | A sizable stake in semiconductor company NVIDIA Corp., a leader in AI, surged, boosting the fund’s result.
The financials sector also stood out to the upside | An allocation to private equity company KKR & Co., Inc., which rallied sharply, notably aided fund performance.
The consumer discretionary sector further boosted the fund’s result | A sizable position in e-commerce leader Amazon.com, Inc. posted a steep gain.
TOP PERFORMANCE DETRACTORS
Consumer staples stocks generated a weak return in the fund | Of note was a position in natural foods and organic personal products company Hain Celestial Group, Inc., which plunged during the period.
Certain consumer discretionary stocks notably detracted from performance | They included recreational vehicle company Polaris, Inc. and luxury winter clothing company Canada Goose Holdings, Inc., each of which fell sharply.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class I/JFCIX)	24.95%	16.84%	13.69%
Russell 3000 Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 540,770,122
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,425,688
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$540,770,122
Total number of portfolio holdings	49
Total advisory fees paid (net)	$2,425,688
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

Sector Composition
Information technology	26.2%
Consumer discretionary	22.3%
Financials	15.9%
Communication services	9.7%
Health care	7.1%
Industrials	6.1%
Energy	4.9%
Real estate	3.5%
Consumer staples	1.4%
Materials	1.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

C000153970 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R2
Trading Symbol	JFACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R2/JFACX)	$136	1.21%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R2/JFACX) returned 24.49% for the year ended July 31, 2024. The U.S. economy’s resilience, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel the market and fund’s gain.

TOP PERFORMANCE CONTRIBUTORS
The information technology sector was among the strongest performers in the portfolio in the annual period | A sizable stake in semiconductor company NVIDIA Corp., a leader in AI, surged, boosting the fund’s result.
The financials sector also stood out to the upside | An allocation to private equity company KKR & Co., Inc., which rallied sharply, notably aided fund performance.
The consumer discretionary sector further boosted the fund’s result | A sizable position in e-commerce leader Amazon.com, Inc. posted a steep gain.
TOP PERFORMANCE DETRACTORS
Consumer staples stocks generated a weak return in the fund | Of note was a position in natural foods and organic personal products company Hain Celestial Group, Inc., which plunged during the period.
Certain consumer discretionary stocks notably detracted from performance | They included recreational vehicle company Polaris, Inc. and luxury winter clothing company Canada Goose Holdings, Inc., each of which fell sharply.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R2/JFACX)	24.49%	16.39%	13.32%
Russell 3000 Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 540,770,122
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,425,688
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$540,770,122
Total number of portfolio holdings	49
Total advisory fees paid (net)	$2,425,688
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

Sector Composition
Information technology	26.2%
Consumer discretionary	22.3%
Financials	15.9%
Communication services	9.7%
Health care	7.1%
Industrials	6.1%
Energy	4.9%
Real estate	3.5%
Consumer staples	1.4%
Materials	1.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

C000100846 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R4
Trading Symbol	JFARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R4/JFARX)	$100	0.89%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R4/JFARX) returned 24.85% for the year ended July 31, 2024. The U.S. economy’s resilience, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel the market and fund’s gain.

TOP PERFORMANCE CONTRIBUTORS
The information technology sector was among the strongest performers in the portfolio in the annual period | A sizable stake in semiconductor company NVIDIA Corp., a leader in AI, surged, boosting the fund’s result.
The financials sector also stood out to the upside | An allocation to private equity company KKR & Co., Inc., which rallied sharply, notably aided fund performance.
The consumer discretionary sector further boosted the fund’s result | A sizable position in e-commerce leader Amazon.com, Inc. posted a steep gain.
TOP PERFORMANCE DETRACTORS
Consumer staples stocks generated a weak return in the fund | Of note was a position in natural foods and organic personal products company Hain Celestial Group, Inc., which plunged during the period.
Certain consumer discretionary stocks notably detracted from performance | They included recreational vehicle company Polaris, Inc. and luxury winter clothing company Canada Goose Holdings, Inc., each of which fell sharply.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R4/JFARX)	24.85%	16.78%	13.59%
Russell 3000 Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 540,770,122
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,425,688
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$540,770,122
Total number of portfolio holdings	49
Total advisory fees paid (net)	$2,425,688
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

Sector Composition
Information technology	26.2%
Consumer discretionary	22.3%
Financials	15.9%
Communication services	9.7%
Health care	7.1%
Industrials	6.1%
Energy	4.9%
Real estate	3.5%
Consumer staples	1.4%
Materials	1.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

C000153971 [Member]
Shareholder Report [Line Items]
Fund Name	Fundamental All Cap Core Fund
Class Name	Class R6
Trading Symbol	JFAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Fundamental All Cap Core Fund (the fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fundamental All Cap Core Fund (Class R6/JFAIX)	$81	0.72%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Fundamental All Cap Core Fund (Class R6/JFAIX) returned 25.10% for the year ended July 31, 2024. The U.S. economy’s resilience, stabilized and potentially lower interest rates, plus investor enthusiasm for artificial intelligence (AI) helped fuel the market and fund’s gain.

TOP PERFORMANCE CONTRIBUTORS
The information technology sector was among the strongest performers in the portfolio in the annual period | A sizable stake in semiconductor company NVIDIA Corp., a leader in AI, surged, boosting the fund’s result.
The financials sector also stood out to the upside | An allocation to private equity company KKR & Co., Inc., which rallied sharply, notably aided fund performance.
The consumer discretionary sector further boosted the fund’s result | A sizable position in e-commerce leader Amazon.com, Inc. posted a steep gain.
TOP PERFORMANCE DETRACTORS
Consumer staples stocks generated a weak return in the fund | Of note was a position in natural foods and organic personal products company Hain Celestial Group, Inc., which plunged during the period.
Certain consumer discretionary stocks notably detracted from performance | They included recreational vehicle company Polaris, Inc. and luxury winter clothing company Canada Goose Holdings, Inc., each of which fell sharply.
The views expressed in this report are exclusively those of the portfolio management team at Manulife Investment Management (US) LLC, and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Fundamental All Cap Core Fund (Class R6/JFAIX)	25.10%	16.97%	13.78%
Russell 3000 Index	21.07%	14.23%	12.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 540,770,122
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 2,425,688
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$540,770,122
Total number of portfolio holdings	49
Total advisory fees paid (net)	$2,425,688
Portfolio turnover rate	12%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

Sector Composition
Information technology	26.2%
Consumer discretionary	22.3%
Financials	15.9%
Communication services	9.7%
Health care	7.1%
Industrials	6.1%
Energy	4.9%
Real estate	3.5%
Consumer staples	1.4%
Materials	1.0%
Short-term investments and other	1.9%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

Largest Holdings [Text Block]
Top Ten Holdings
Amazon.com, Inc.	7.3%
NVIDIA Corp.	6.8%
Alphabet, Inc., Class A	5.7%
Lennar Corp., Class A	4.5%
KKR & Company, Inc.	4.3%
Apple, Inc.	4.1%
Morgan Stanley	3.8%
Cheniere Energy, Inc.	3.4%
First Hawaiian, Inc.	3.4%
Analog Devices, Inc.	3.1%

C000107909 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class A
Trading Symbol	JHAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class A/JHAAX)	$164	1.61%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class A/JHAAX) returned 3.18% (excluding sales charges) for the year ended July 31, 2024. The most significant factors affecting fund performance during the period included a meaningful rally in global equity markets, led primarily by growth-oriented stocks in developed markets, and a shift from interest-rate increases to easier monetary policy by many of the world’s central banks—with notable exceptions in the U.S. and Japan.

TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers, adding to the fund's performance.
Cash | A small cash and cash-equivalents position provided a noteworthy level of interest income.
Credit-related bonds | Selected, tactical positions in credit contributed modestly to performance.
TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies were a drag on performance, due in large part to the Japanese yen’s depreciation against most major currencies.
The views expressed in this report are exclusively those of the portfolio management team at Nordea Investment Management North America, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class A/JHAAX)	(1.95)%	2.01%	1.47%
Multi-Asset Absolute Return Fund (Class A/JHAAX)—excluding sales charge	3.18%	3.05%	1.99%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.50%	2.22%	1.54%
70% Bloomberg Global Aggregate Bond USD Hedged Index / 30% MSCI All Country World Index	9.43%	3.79%	4.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 332,854,409
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 3,836,333
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$332,854,409
Total number of portfolio holdings	341
Total advisory fees paid (net)	$3,836,333
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	88.5%
Information technology	16.6%
Consumer staples	14.5%
Health care	14.2%
Consumer discretionary	12.4%
Financials	11.2%
Communication services	9.4%
Industrials	6.8%
Utilities	2.7%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government	2.9%
Other assets and liabilities, net	5.2%

Country Composition
United States	76.0%
Denmark	4.5%
United Kingdom	2.9%
France	2.5%
Ireland	1.9%
Taiwan	1.7%
China	1.7%
Germany	1.5%
South Korea	1.4%
Japan	1.3%
Other countries	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107910 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class C
Trading Symbol	JHACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class C/JHACX)	$234	2.31%

Expenses Paid, Amount	$ 234
Expense Ratio, Percent	2.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class C/JHACX) returned 2.45% (excluding sales charges) for the year ended July 31, 2024. The most significant factors affecting fund performance during the period included a meaningful rally in global equity markets, led primarily by growth-oriented stocks in developed markets, and a shift from interest-rate increases to easier monetary policy by many of the world’s central banks—with notable exceptions in the U.S. and Japan.

TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers, adding to the fund's performance.
Cash | A small cash and cash-equivalents position provided a noteworthy level of interest income.
Credit-related bonds | Selected, tactical positions in credit contributed modestly to performance.
TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies were a drag on performance, due in large part to the Japanese yen’s depreciation against most major currencies.
The views expressed in this report are exclusively those of the portfolio management team at Nordea Investment Management North America, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class C/JHACX)	1.45%	2.33%	1.29%
Multi-Asset Absolute Return Fund (Class C/JHACX)—excluding sales charge	2.45%	2.33%	1.29%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.50%	2.22%	1.54%
70% Bloomberg Global Aggregate Bond USD Hedged Index / 30% MSCI All Country World Index	9.43%	3.79%	4.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 332,854,409
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 3,836,333
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$332,854,409
Total number of portfolio holdings	341
Total advisory fees paid (net)	$3,836,333
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	88.5%
Information technology	16.6%
Consumer staples	14.5%
Health care	14.2%
Consumer discretionary	12.4%
Financials	11.2%
Communication services	9.4%
Industrials	6.8%
Utilities	2.7%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government	2.9%
Other assets and liabilities, net	5.2%

Country Composition
United States	76.0%
Denmark	4.5%
United Kingdom	2.9%
France	2.5%
Ireland	1.9%
Taiwan	1.7%
China	1.7%
Germany	1.5%
South Korea	1.4%
Japan	1.3%
Other countries	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107911 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class I
Trading Symbol	JHAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class I/JHAIX)	$133	1.31%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.31%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class I/JHAIX) returned 3.42% for the year ended July 31, 2024. The most significant factors affecting fund performance during the period included a meaningful rally in global equity markets, led primarily by growth-oriented stocks in developed markets, and a shift from interest-rate increases to easier monetary policy by many of the world’s central banks—with notable exceptions in the U.S. and Japan.

TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers, adding to the fund's performance.
Cash | A small cash and cash-equivalents position provided a noteworthy level of interest income.
Credit-related bonds | Selected, tactical positions in credit contributed modestly to performance.
TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies were a drag on performance, due in large part to the Japanese yen’s depreciation against most major currencies.
The views expressed in this report are exclusively those of the portfolio management team at Nordea Investment Management North America, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class I/JHAIX)	3.42%	3.36%	2.30%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.50%	2.22%	1.54%
70% Bloomberg Global Aggregate Bond USD Hedged Index / 30% MSCI All Country World Index	9.43%	3.79%	4.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 332,854,409
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 3,836,333
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$332,854,409
Total number of portfolio holdings	341
Total advisory fees paid (net)	$3,836,333
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	88.5%
Information technology	16.6%
Consumer staples	14.5%
Health care	14.2%
Consumer discretionary	12.4%
Financials	11.2%
Communication services	9.4%
Industrials	6.8%
Utilities	2.7%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government	2.9%
Other assets and liabilities, net	5.2%

Country Composition
United States	76.0%
Denmark	4.5%
United Kingdom	2.9%
France	2.5%
Ireland	1.9%
Taiwan	1.7%
China	1.7%
Germany	1.5%
South Korea	1.4%
Japan	1.3%
Other countries	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107912 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class NAV
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/underlying-funds. You can also request this information by contacting us at 800-344-1029.
Additional Information Phone Number	800-344-1029
Additional Information Website	jhinvestments.com/underlying-funds
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class NAV)	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class NAV) returned 3.61% for the year ended July 31, 2024. The most significant factors affecting fund performance during the period included a meaningful rally in global equity markets, led primarily by growth-oriented stocks in developed markets, and a shift from interest-rate increases to easier monetary policy by many of the world’s central banks—with notable exceptions in the U.S. and Japan.

TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers, adding to the fund's performance.
Cash | A small cash and cash-equivalents position provided a noteworthy level of interest income.
Credit-related bonds | Selected, tactical positions in credit contributed modestly to performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies were a drag on performance, due in large part to the Japanese yen’s depreciation against most major currencies.
The views expressed in this report are exclusively those of the portfolio management team at Nordea Investment Management North America, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class NAV)	3.61%	3.48%	2.42%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.50%	2.22%	1.54%
70% Bloomberg Global Aggregate Bond USD Hedged Index / 30% MSCI All Country World Index	9.43%	3.79%	4.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 332,854,409
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 3,836,333
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$332,854,409
Total number of portfolio holdings	341
Total advisory fees paid (net)	$3,836,333
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	88.5%
Information technology	16.6%
Consumer staples	14.5%
Health care	14.2%
Consumer discretionary	12.4%
Financials	11.2%
Communication services	9.4%
Industrials	6.8%
Utilities	2.7%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government	2.9%
Other assets and liabilities, net	5.2%

Country Composition
United States	76.0%
Denmark	4.5%
United Kingdom	2.9%
France	2.5%
Ireland	1.9%
Taiwan	1.7%
China	1.7%
Germany	1.5%
South Korea	1.4%
Japan	1.3%
Other countries	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000113522 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class R2
Trading Symbol	JHARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R2/JHARX)	$166	1.63%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R2/JHARX) returned 3.20% for the year ended July 31, 2024. The most significant factors affecting fund performance during the period included a meaningful rally in global equity markets, led primarily by growth-oriented stocks in developed markets, and a shift from interest-rate increases to easier monetary policy by many of the world’s central banks—with notable exceptions in the U.S. and Japan.

TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers, adding to the fund's performance.
Cash | A small cash and cash-equivalents position provided a noteworthy level of interest income.
Credit-related bonds | Selected, tactical positions in credit contributed modestly to performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies were a drag on performance, due in large part to the Japanese yen’s depreciation against most major currencies.
The views expressed in this report are exclusively those of the portfolio management team at Nordea Investment Management North America, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R2/JHARX)	3.20%	3.02%	1.90%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.50%	2.22%	1.54%
70% Bloomberg Global Aggregate Bond USD Hedged Index / 30% MSCI All Country World Index	9.43%	3.79%	4.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 332,854,409
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 3,836,333
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$332,854,409
Total number of portfolio holdings	341
Total advisory fees paid (net)	$3,836,333
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	88.5%
Information technology	16.6%
Consumer staples	14.5%
Health care	14.2%
Consumer discretionary	12.4%
Financials	11.2%
Communication services	9.4%
Industrials	6.8%
Utilities	2.7%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government	2.9%
Other assets and liabilities, net	5.2%

Country Composition
United States	76.0%
Denmark	4.5%
United Kingdom	2.9%
France	2.5%
Ireland	1.9%
Taiwan	1.7%
China	1.7%
Germany	1.5%
South Korea	1.4%
Japan	1.3%
Other countries	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.

C000107913 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Absolute Return Fund
Class Name	Class R6
Trading Symbol	JHASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the John Hancock Multi-Asset Absolute Return Fund (the fund) for the period of August 1, 2023 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
Additional Information Phone Number	800-225-5291
Additional Information Website	jhinvestments.com/documents
Expenses [Text Block]
What were the fund costs during the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Absolute Return Fund (Class R6/JHASX)	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance

SUMMARY OF RESULTS
Multi-Asset Absolute Return Fund (Class R6/JHASX) returned 3.51% for the year ended July 31, 2024. The most significant factors affecting fund performance during the period included a meaningful rally in global equity markets, led primarily by growth-oriented stocks in developed markets, and a shift from interest-rate increases to easier monetary policy by many of the world’s central banks—with notable exceptions in the U.S. and Japan.

TOP PERFORMANCE CONTRIBUTORS
Developed market stocks | Equities in developed countries were among the best performers, adding to the fund's performance.
Cash | A small cash and cash-equivalents position provided a noteworthy level of interest income.
Credit-related bonds | Selected, tactical positions in credit contributed modestly to performance.

TOP PERFORMANCE DETRACTORS
Defensive equity strategy | This strategy, which includes long positions in lower-risk stocks and short positions in broad equity indexes, detracted from performance as lower-risk stocks underperformed the broader market.
Foreign currency exposure | The fund’s defensive long/short positions in high-quality foreign currencies were a drag on performance, due in large part to the Japanese yen’s depreciation against most major currencies.
The views expressed in this report are exclusively those of the portfolio management team at Nordea Investment Management North America, Inc., and are subject to change. They are not meant as investment advice.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Multi-Asset Absolute Return Fund (Class R6/JHASX)	3.51%	3.44%	2.40%
Bloomberg U.S. Aggregate Bond Index	5.10%	0.19%	1.61%
ICE BofA 0-3 Month U.S. Treasury Bill Index	5.50%	2.22%	1.54%
70% Bloomberg Global Aggregate Bond USD Hedged Index / 30% MSCI All Country World Index	9.43%	3.79%	4.32%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291.
Net Assets	$ 332,854,409
Holdings Count | Holding	341
Advisory Fees Paid, Amount	$ 3,836,333
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Fund net assets	$332,854,409
Total number of portfolio holdings	341
Total advisory fees paid (net)	$3,836,333
Portfolio turnover rate	47%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing percentage of the total net assets of the fund.
Portfolio Composition
Common stocks	88.5%
Information technology	16.6%
Consumer staples	14.5%
Health care	14.2%
Consumer discretionary	12.4%
Financials	11.2%
Communication services	9.4%
Industrials	6.8%
Utilities	2.7%
Materials	0.6%
Real estate	0.1%
Corporate bonds	3.4%
U.S. Government	2.9%
Other assets and liabilities, net	5.2%

Country Composition
United States	76.0%
Denmark	4.5%
United Kingdom	2.9%
France	2.5%
Ireland	1.9%
Taiwan	1.7%
China	1.7%
Germany	1.5%
South Korea	1.4%
Japan	1.3%
Other countries	4.6%

Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.